Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Consolidation

a.	Consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. See note 5 for the list of the subsidiaries included in the consolidated financial statements.
Control is achieved when the Company not only has power to direct the financial and operating policies of the investee or rights to variable returns from its involvement with the investee, but also has the ability to use its power to affect the investor’s returns from its involvement with the investee. Thus, an investor or an entity with decision-making rights shall determine whether it is a principal or an agent. An investor or an entity that is an agent in accordance does not control an investee when it exercises decision-making rights delegated to it. The investment funds and their investees are not consolidated by the Company, given that they operate as agents.
For the purpose of these consolidated financial statements, the intercompany balances are eliminated, as well as any unrealized income and expenses arising from transactions between the subsidiaries and the Company, if any.
Additionally, the Company may invest in certain funds that it manages. In these situations, the Company holds fund units with the same rights as the other fund investors. A detail of these fund investments is included in note 10. For the periods presented in these consolidated financial statements, these investments did not give the Company control nor significant influence over the respective funds. Therefore, these investments are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”) in accordance with IFRS 9 – Financial Instrument
s.

Financial instruments

b.	Financial instruments
The Group did not hold a
ny derivative instruments for the periods presented in these consolidated financial statements.
Non-derivative
financial instruments comprise of cash, short and long-term investment, accounts receivable, other liabilities, lease obligations, and certain other assets and liabilities.
A financial instrument is recognized when the Group becomes a party of a contract that gives rise to a financial asset or a financial liability or equity instrument. Financial assets are no longer recognized when the Group’s contractual rights to receive cash flows from the assets have expired or if the Group has transferred the control over substantially all risks and rewards of ownership. Financial liabilities are no longer recognized when these obligations are discharged or cancelled.

(i)	Financial assets
At initial recognition, a financial asset is measured at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed within the consolidated income statement.

Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:

•	amortized cost

•	fair value through profit or loss (FVTPL)

•	fair value through other comprehensive income (FVOCI).
In the periods presented, the Group does not have any financial assets categorized as FVOCI or financial assets designated as hedging instruments.
The classification is determined by both:

•	the entity’s business model for managing the financial asset

•	the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in profit or loss are presented within financial income and expenses, except for impairment of trade receivables which would be presented within administrative expenses. The Group has assessed all financial instruments to have low credit risk in accordance with IFRS 9 – Financial Instruments.
Amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met: (a) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (b) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Fair value through profit or loss
Any financial assets that are not held within a business model whose objective is to hold assets in order to collect contractual cash flows are measured at fair value through profit or loss.

(ii)	Financial liabilities
All financial liabilities are measured at amortized cost, except for financial liabilities at fair value through profit or loss. After initial recognition, an entity cannot reclassify any financial liability.

Impairment losses
c.	Impairment losses
Financial assets
The Group considers the allowance for losses on financial assets for expected credit losses in line of IFRS 9 requirements, if applicable.
An impairment loss in a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows, and it is recognized immediately in the consolidated income statement. This impairment loss is reversed if justified by any event that occurs after its recognition.
Non-financial
assets
The carrying amounts of the Group’s
non-financial
assets are tested for impairment if there is any indication of loss in its recoverable amount. An impairment loss is recognized if an asset’s carrying amount exceeds its recoverable amount recorded in the consolidated financial statements.
The recoverable amount of an asset is the higher amount between its value in use and its fair value less costs to sell. To measure the value in use, the present value of future cash flows is discounted using a discount rate that reflects current market valuations and the asset’s risks.

Property and equipment
d.	Property and equipment
Property and equipment items are stated at purchase cost, less accumulated depreciation and impairment losses. Cost includes, where applicable, expenses directly attributable to the purchase of the assets.
Depreciation, recognized in the consolidated income statement, is calculated on a straight-line basis over the estimated useful lives of the assets.
The estimated useful lives per category are as follows:

Facilities	10 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Building improvements (*)	10 years
Electronic equipment	5 years
IT equipment	5 years
Telephone equipment	5 years
(*) Building improvements are depreciated over 10 years or based on the duration of the lease, whichever is shorter.
Although subject to depreciation, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Intangible assets
e.	Intangible assets
Intangible assets are
non-monetary
assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Although subject to amortization, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. The Group has the following intangible assets with finite useful lives: (i) placement agent fees, which are amortized over the terms of the respective investment funds, with average estimated term of 10 years; (ii) software, with estimated useful life of 5 years; and (iii) contractual rights to earn future fee income relating to the acquisition of P2 Brasil Private Infrastructure General Partner II Ltd. and P2 Brasil Holding Ltd. (“P2 Group”), which are amortized over the respective contractual periods of the underlying funds of 8 years and 12 years, respectively.

Employees' benefits
f.	Employees’ benefits
Current benefits are paid within twelve months and include salaries, social security contributions, bonuses and profit sharing. These benefits are recognized on an accrual basis.
The Group annually recognizes a provision for profit sharing, according to conditions approved by Management. These amounts are recorded as ‘Personnel expenses’ in the income statement.
The Officers’ Fund Plan (the “Plan”) which has been established to provide employees with an opportunity to receive a cash benefit based on the performance of the Group. The Fund is, in substance, a long-term benefit within the scope of IAS 19 – Employee Benefits, as it is not based on the changes in fair value of the Group’s equity (note 27(b)).

Provisions, contingent assets and contingent liabilities
g.	Provisions, contingent assets and contingent liabilities
The recognition, measurement and disclosure of contingent assets and contingent liabilities and legal obligations are performed based on the criteria set forth in IAS 37 – Provisions, Contingent Liabilities and Contingent Assets.

•	Contingent Assets: are not recognized, except if the realization of the asset is virtually certain.

•
Provisions: are recognized in the financial statements when, based on Management’s assessment supported by the opinion of the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered probable, and whenever the amounts involved can be reliably measured;

•
Contingent Liabilities: are disclosed in the notes to the financial statements when, based on Management’s assessment supported by the opinion of the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered possible. The contingent liabilities for which the risk of an unfavorable outcome in a judicial or administrative proceeding is considered remote are neither accounted for nor disclosed.

Leases
h.	Leases
The Group has applied the requirements stated in IFRS 16 - Leases for the first time for their annual reporting period commencing January 1, 2019.
According to IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group determines the lease term as the non-cancellable
period of a lease, together with both: (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.
The Group does not hold lease contracts as a lessor. For the contracts in which the Group is the lessee, the Group recognizes a right-of-use
asset and a lease liability at the commencement date. A
right-of-use
asset is measured at cost at the commencement date, which comprises: (a) the amount of the initial measurement of the lease liability; (b) any lease payments made at or before the commencement date, less any lease incentives received; (c) any initial direct costs incurred by the Group; and (d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. After the commencement date, the Group measures the right-of-use
asset at cost, less any accumulated depreciation and any accumulated impairment losses, and adjust it for any remeasurement of the lease liability.
At the commencement date, the Group measures the lease liability at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses the Group’s incremental borrowing rate. After the commencement date, the Group measures the lease liability by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications.
The Group did not have contracts eligible to the short-term leases and leases for which the underlying asset is of low value exemptions. The Group has rental agreements for its offices in the Cayman Islands, United Kingdom and Brazil within the scope of IFRS 16.

Revenues
i.	Revenues
The Group’s revenues from services consist of (i) management fees, (ii) performance fees, (iii) incentive fees, (iv) M&A advisory fees and (v) monitoring fees, reported net of applicable taxes.
The Group follows the five step guidance to recognize revenue in accordance with IFRS 15 – Revenue from Contracts with Customers: (1) Identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
Management fees primarily relate to management of funds and are calculated as a fixed percentage over the committed capital and/or the deployed capital for each one of the funds following the relevant Limited Partnership Agreement. Management fees are recognized when the services are provided, throughout the period that the Group provides the services to the fund. As manager of the funds, the Group may, at its sole discretion, decrease the percentage or amount of fees being paid by the funds directly or indirectly to the Group or fully waive the payment of fees paid by the funds, for a determined period of time or until the maturity of the funds, revenue is not recognized in such cases.

Performance fees and incentive fees are primarily generated when the return of the funds surpass the performance hurdle set out in the related charters. Since the funds’ performance are susceptible to market volatility and to factors out of the Group’s control, the related fees fall under the variable consideration defined in the IFRS 15. According to the referred standard, the Group recognizes these fees at a point in time when the associated performance obligations are satisfied, the related uncertainties are resolved, the likelihood of a claw-back or reversal is improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating high probability of economic benefits and cash inflow to the Group.
M&A advisory and monitoring fees primarily relate to services provided to the funds’ invested companies; the first relates to support on M&A acquisitions and the latter refers to value-creation ongoing consulting services. M&A advisory and monitoring service fees are recognized as the services are provided and/or when certain transactions are completed, as applicable.

Financial income and expenses
j.	Financial income and expenses
Financial income is mainly composed of interest on short and long-term investments and foreign exchange gains in monetary items.
Financial expenses include interest, foreign exchange losses in monetary items, banking costs and taxes on financial transactions, recognized on an accrual basis.

Income tax expenses – current and deferred
k.	Income tax expenses – current and deferred
The income tax basis and the current tax rates are determined according to criteria established by the prevailing tax law applicable to the Company and its subsidiaries, which are described in note 24. Income taxes refers substantially to Brazilian subsidiaries and are calculated based on enacted tax rates of 25% of income tax and 9% of social contribution. Net operating losses have no statute of limitations but are limited to 30% of the annual taxable profits. Temporary differences have no statute of limitation and no limitation for offsetting.
Deferred tax assets and liabilities shall be recognized for unused tax losses, deductible and taxable temporary differences, respectively. A deferred tax asset and liability is recognized only when it is probable that future taxable income will be generated and available.
Income tax comprises current and deferred income taxes.
The Group applies the IFRIC 23 Uncertainty over Income Tax Treatment and did not identify a significant impact on its taxable profit or loss from uncertainties over income tax treatments.

Foreign-currency transactions
l.	Foreign-currency transactions
At each reporting date, monetary assets and liabilities that are denominated in foreign currencies, i.e., in any currency other than the respective functional currencies of the Group entities are retranslated at the rates prevailing at that date. Nonmonetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, according to IAS 21 – The Effects of Changes in Foreign Exchange. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve (attributed to non-controlling
interests as appropriate).

Amendments to IFRSs that are mandatorily effective for annual periods beginning on January 1, 2020
m.	Amendments to IFRSs that are mandatorily effective for annual periods beginning on January 1, 2020
The Group has evaluated and adopted, when applicable, the following standards and amendments for the first time for their annual reporting period commencing January 1, 2020:

•	Amendments to References to the Conceptual Framework in IFRS Standards.

•	Amendments to IFRS 3 Definition of a business.

•	Amendments to IFRS 16 – Covid-19-related Rent Concessions.

•	Interest Rate Benchmark Reform – Amendments to IFRS 7, IFRS 9 and IAS 39.
The amendments listed above did not have a material impact on these consolidated financial statements and are not expected to significantly affect the current or future periods.

New standards and interpretations not yet adopted– applicable and mandatory for fiscal years beginning on or after January 1, 2021
n.	New standards and interpretations not yet adopted– applicable and mandatory for fiscal years beginning on or after January 1, 2021
Certain new accounting standards and interpretations have been published that are not yet effective and have not been early adopted by the Group. These standards are not expected to have a material impact in the current or future reporting periods and on foreseeable future transactions. The following standards and interpretations apply for the first time to financial reporting periods commencing on or after January 1, 2021:

•	IFRS 17 – Insurance Contracts.

•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current.

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before intended use.

•	Amendments to IFRS 3 – Reference to the Conceptual Framework.

•	Amendments to IAS 37 – Cost of Fulfilling a Contract - Onerous Contracts.

•	Annual Improvements to IFRS Standards 2018–2020 (IFRS 9, IFRS 16, IFRS 1 and IAS 41).

•	Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture.